Acquisitions, Divestitures and Asset Sales - Narrative (Details) $ / shares in Units, member in Thousands, $ in Millions				1 Months Ended		3 Months Ended			12 Months Ended
	Feb. 07, 2023 USD ($) $ / shares	Sep. 02, 2022 USD ($) $ / shares	Jul. 31, 2020 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) member	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2022 member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on assets held for sale									$ 2,533	$ 0	$ 0
Gain (loss) on sale of subsidiaries									475	$ 0	269
Oak Street Health Inc. | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash to be received by shareholders in proposed/pending acquisition (in dollars per share) | $ / shares	$ 39.00
Total value of proposed/pending acquisition	$ 10,600
Termination fee	500
Oak Street Health Inc. | Oak Street Health Inc. | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Termination fee	$ 300
Signify Health, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash to be received by shareholders in proposed/pending acquisition (in dollars per share) | $ / shares		$ 30.50
Total value of proposed/pending acquisition		$ 8,000
Termination fee		380
Signify Health, Inc. | Signify Health, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Termination fee		$ 228
Disposal Group, Held-for-sale, Not Discontinued Operations | Omnicare Long-Term Care Business | Pharmacy & Consumer Wellness
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on assets held for sale						$ 12	$ 2,500		2,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | bswift LLC | Health Care Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of subsidiary				$ 735
Gain (loss) on sale of subsidiaries									250
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Payflex | Health Care Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of subsidiary					$ 775
Gain (loss) on sale of subsidiaries									225
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Thailand Business | Health Care Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on assets held for sale								$ 41	$ 41
Number of medical members | member								266
Disposal Group, Disposed of by Sale, Not Discontinued Operations | International Health Care Renewal Rights
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of international health care members, renewal rights sold | member												200
Discontinued Operations, Disposed of by Sale | Coventry Health Care Workers Compensation Business | Health Care Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of subsidiary			$ 850
Gain (loss) on sale of subsidiaries											$ 269